UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-4337

EAGLE CASH TRUST
(Exact name of Registrant as Specified in Charter)

880 Carillon Parkway
St. Petersburg, FL 33716
(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: (727) 567-8143

RICHARD J. ROSSI, PRESIDENT
880 Carillon Parkway
St. Petersburg, FL 33716
(Name and Address of Agent for Service)

Copy to:
FRANCINE J. ROSENBERGER, ESQ.
K&L Gates LLP
1601 K Street, NW
Washington, D.C.  20006

Date of fiscal year end: August 31

Date of reporting period: May 31, 2010

Item 1. Schedule of Investments

Eagle Cash Trust -- Money Market Fund
Investment Portfolio
May 31, 2010
(unaudited)

	Principal
	amount		% of net
Commercial paper - 24.1%	(in thousands)	Value	assets
Banks - 7.5%
Bank of America Corporation, 0.21%, 06/01/10	$ 25,000	$ 25,000,000	1.8%
Bank of America Corporation, 0.23%, 06/01/10	15,000	15,000,000	1.0%
Bank of America Corporation, 0.25%, 06/01/10	13,000	13,000,000	0.9%
J.P. Morgan Chase & Company, Inc., 0.12%, 06/01/10	15,000	15,000,000	1.0%
J.P. Morgan Chase & Company, Inc., 0.22%, 06/02/10	19,000	18,999,884	1.4%
State Street Corporation, 0.23%, 06/03/10	20,000	19,999,744	1.4%
Beverages - 1.7%
The Coca-Cola Company, 0.20%, 06/09/10 (a)	15,000	14,999,333	1.0%
The Coca-Cola Company, 0.22%, 07/09/10 (a)	10,000	9,997,678	0.7%
Cosmetics/personal care - 5.6%
Colgate-Palmolive Company, 0.17%, 06/04/10 (a)	25,000	24,999,646	1.8%
Procter & Gamble International Funding, 0.21%, 06/07/10 (a)	30,000	29,998,950	2.1%
Procter & Gamble International Funding, 0.23%, 07/09/10 (a)	10,000	9,997,572	0.7%
The Procter & Gamble Company, 0.19%, 06/04/10 (a)	15,000	14,999,762	1.0%
Electronic components & equipment - 1.0%
Emerson Electric Company, 0.20%, 06/14/10 (a)	15,000	14,998,917	1.0%
Office/business equipment - 1.0%
Pitney Bowes, Inc., 0.21%, 06/16/10 (a)	15,000	14,998,688	1.0%
Oil & gas - 3.2%
Chevron Funding Corporation, 0.20%, 06/08/10	20,000	19,999,222	1.4%
Chevron Funding Corporation, 0.20%, 06/09/10	25,000	24,998,889	1.8%
Pharmaceuticals - 2.0%
Abbott Laboratories, 0.20%, 06/07/10 (a)	15,000	14,999,500	1.0%
Pfizer Investment Capital Ltd., 0.18%, 06/21/10 (a)	15,000	14,998,500	1.0%
Retail - 2.1%
Wal-Mart Stores Inc., 0.20%, 06/08/10 (a)	20,000	19,999,222	1.4%
Wal-Mart Stores Inc., 0.20%, 06/09/10 (a)	10,000	9,999,556	0.7%
Total commercial paper (cost $346,985,063)		346,985,063	24.1%

U.S. Government-sponsored enterprise obligations - 10.9%
Fannie Mae, 0.28%, 06/11/10	5,825	5,824,547	0.4%
Fannie Mae, 0.17%, 07/07/10	15,000	14,997,450	1.0%
Fannie Mae, 0.16%, 07/08/10	30,000	29,995,067	2.1%
Federal Home Loan Bank, 0.14%, 07/09/10	15,000	14,997,783	1.0%
Federal Home Loan Bank, 0.15%, 07/09/10	20,000	19,996,833	1.4%
Freddie Mac, 0.17%, 07/06/10	25,000	24,995,868	1.8%
Freddie Mac, 0.165%, 07/07/10	16,305	16,302,310	1.2%
Freddie Mac, 0.17%, 07/09/10	15,000	14,997,308	1.0%
Freddie Mac, 0.175%, 07/09/10	14,159	14,156,385	1.0%
Total U.S. Government-sponsored enterprise
obligations (cost $156,263,551)		156,263,551	10.9%

U.S. Treasuries - 36.1%
United States Treasury Bill, 0.12%, 06/03/10	15,000	14,999,900	1.0%
United States Treasury Bill, 0.145%, 06/03/10	47,000	46,999,623	3.3%
United States Treasury Bill, 0.15%, 06/03/10	16,000	15,999,867	1.1%
United States Treasury Bill, 0.08%, 06/10/10	23,000	22,999,543	1.6%
United States Treasury Bill, 0.115%, 06/10/10	40,000	39,998,855	2.8%
United States Treasury Bill, 0.136%, 06/10/10	40,000	39,998,645	2.8%
United States Treasury Bill, 0.14%, 06/10/10	50,000	49,998,250	3.5%
United States Treasury Bill, 0.156%, 06/10/10	20,000	19,999,222	1.4%
United States Treasury Bill, 0.131%, 06/17/10	24,500	24,498,579	1.7%
United States Treasury Bill, 0.145%, 06/17/10	15,000	14,999,033	1.0%
United States Treasury Bill, 0.153%, 06/17/10	15,000	14,998,983	1.0%
United States Treasury Bill, 0.155%, 06/17/10	45,000	44,996,910	3.1%
United States Treasury Bill, 0.165%, 06/17/10	20,000	19,998,533	1.4%
United States Treasury Bill, 0.14%, 06/24/10	25,000	24,997,772	1.7%
United States Treasury Bill, 0.15%, 06/24/10	10,000	9,999,042	0.7%
United States Treasury Bill, 0.158%, 06/24/10	20,000	19,997,981	1.4%
United States Treasury Bill, 0.16%, 06/24/10	65,000	64,993,376	4.5%
United States Treasury Bill, 0.10%, 07/01/10	30,000	29,997,514	2.1%
Total U.S. Treasuries (cost $520,471,628)		520,471,628	36.1%

Total investment portfolio excluding
repurchase agreement (cost $1,023,720,242)		1,023,720,242	71.1%
Repurchase agreements - 27.9%
Tri-party repurchase agreement with The Bank of New York Mellon dated 05/28/10 @ 0.20% to be repurchased at $225,005,000 on 06/01/10, collateralized by U.S. Government obligations ranging in par value $788,751 - $28,921,006, coupon rate 2.023% - 6.283%, and maturity date 05/01/19 - 05/20/60 (market value $229,500,001 including interest) (cost $225,000,000)		225,000,000	15.6%

Tri-party repurchase agreement with The Bank of New York Mellon dated 05/28/10 @ 0.20% to be repurchased at $175,003,889 on 06/01/10, collateralized by U.S. Government obligations ranging in par value $57,300,448 - $124,870,000 and coupon rate 1.1396% - 1.1596%, with a maturity date of 04/20/2040 (market value $180,250,001 including interest) (cost $175,000,000)		175,000,000	12.2%

Repurchase agreement with Fixed Income Clearing Corporation, dated 05/28/10 @ 0.09% to be repurchased at $582,006 on 06/01/10, collateralized by $600,000 United States Treasury Notes, 3.375% due 11/15/19 (market value $604,653 including interest) (cost $582,000)		582,000	0.10%

Total investment portfolio (cost $1,424,302,242) (b)		1,424,302,242	99.0%

Other assets and liabilities, net,		14,974,285	1.0%

Net assets		$ 1,439,276,527	100.0%

(a) Security exempt from registration under Section 4(2) of the
Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other
"accredited investors." At May 31, 2010, the aggregate value of these securities was $194,987,324 or 13.5% of the net assets of the fund. (b) The aggregate identified cost for federal income tax purposes is the same.

Eagle Cash Trust -- Municipal Money Market Fund
Investment Portfolio
May 31, 2010
(unaudited)

	Principal
	amount		% of net
Notes, bonds & variable rate demand notes - 99.8% (a)	(in thousands)	Value	assets
Alabama - 0.3%
Infirmary Health System Special Care Facilities Financing Authority, 0.27%, HRB, Infirmary Health System Project, Series 06A, 06/02/10, LOC: Bank of Nova Scotia (b)	$ 1,500	$ 1,500,000	0.1%
Pell City Special Care Facilities, 0.28%, HRB, Noland Health Services Inc. Project, Series A, 06/03/10, LOC: U.S. Bank, N.A. (b)	2,350	2,350,000	0.2%
Alaska - 0.7%
Valdez, 0.22%, IDRB, ExxonMobil Corporation Project, Series A, 06/01/10 (b)	900	900,000	0.1%
Valdez, 0.22%, IDRB, ExxonMobil Corporation Project, Series B, 06/01/10 (b)	2,000	2,000,000	0.2%
Valdez, 0.22%, IDRB, ExxonMobil Corporation Project, Series 93C, 06/01/10 (b)	5,000	5,000,000	0.4%
Arizona - 1.4%
Arizona Board of Regents, 0.24%, HEB, Arizona State University Project, Series A, 06/02/10, LOC: Lloyds TSB Bank (b)	2,400	2,400,000	0.2%
Arizona Health Facilities Authority, 0.19%, HRB, Banner Health Project, Series C, 06/02/10, LOC: Scotia Bank (b)	6,740	6,740,000	0.6%
Scottsdale Industrial Development Authority, 0.30%, EFRB, Notre Dame Prep School Project, Series 01A, 06/03/10, LOC: Bank One, N.A. (b)	3,897	3,897,000	0.3%
Yavapai County Industrial Development Authority, 0.28%, HRB, Yavapai Regional Medical Center Project, Series A, 06/03/10, LOC: UBS AG (b)	3,800	3,800,000	0.3%
California - 0.6%
Abag Finance Authority for Nonprofit Corporations, 0.28%, EFRB, Marin Country Day School Project, 06/03/10, LOC: U.S. Bank, N.A. (b)	1,115	1,115,000	0.1%
California Infrastructure & Economic Development Bank, 0.20%, J. Paul Getty Trust Project, Series A-2, 06/01/10 (b)	3,200	3,200,000	0.3%
Golden State Tobacco Securitization Corporation, 5.38%, Series B, 06/01/10 (b)	2,000	2,000,000	0.2%
Colorado - 5.3%
Broomfield Urban Renewal Authority, 0.28%, IDRB, Broomfield Event Center Project, Series 05, 06/03/10, LOC: BNP Paribas (b)	4,100	4,100,000	0.4%
Colorado Educational & Cultural Facilities Authority, 0.30%, National Jewish Federation Project, Series B-2, 06/01/10, LOC: TD Bank, N.A. (b)	10,100	10,100,000	0.9%
Colorado Educational & Cultural Facilities Authority, 0.30%, National Jewish Federation Project, Series B-3, 06/01/10, LOC: TD Bank, N.A. (b)	8,675	8,675,000	0.8%
Colorado Educational & Cultural Facilities Authority, 0.30%, National Jewish Federation Project, Series B-4, 06/01/10, LOC: TD Bank, N.A. (b)	10,000	10,000,000	0.9%
Colorado Educational & Cultural Facilities Authority, 0.30%, National Jewish Federation Project, Series D-1, 06/01/10, LOC: J.P. Morgan Chase Bank (b)	500	500,000	0.0%
Colorado Educational & Cultural Facilities Authority, 0.30%, National Jewish Federation Project, Series D-2, 06/01/10, LOC: J.P. Morgan Chase Bank (b)	3,700	3,700,000	0.3%
Colorado Educational & Cultural Facilities Authority, 0.30%, National Jewish Federation Project, Series F-1, 06/01/10, LOC: Northern Trust Company (b)	9,400	9,400,000	0.8%
Colorado Health Facilities Authority, 0.27%, HRB, Exempla Inc. Project, Series 02B, 06/03/10, LOC: U.S. Bank, N.A. (b)	2,175	2,175,000	0.2%
Denver Urban Renewal Authority, 0.28%, Stapleton Project, Series A-1, 06/03/10, LOC: U.S. Bank, N.A. (b)	3,925	3,925,000	0.4%
Denver Urban Renewal Authority, 0.28%, Stapleton Project, Series 08A-2, 06/03/10, LOC: U.S. Bank, N.A. (b)	4,905	4,905,000	0.4%
Traer Creek Metropolitan District, 0.50%, Eagle County Project, Series 02, 06/02/10, LOC: BNP Paribas (b)	2,300	2,300,000	0.2%
Connecticut - 0.1%
Connecticut Health & Educational Facility Authority, 0.23%, Higher Education Bond, Yale University Project, Series 01V-2, 06/01/10 (b)	1,500	1,500,000	0.1%
District of Columbia - 1.1%
District of Columbia, 0.26%, Washington Drama Society Project, Series 08, 06/03/10, LOC: J.P. Morgan Chase Bank (b)	7,400	7,400,000	0.7%
District of Columbia, 0.29%, The Washington Center for Internships Project, 06/03/10, LOC: Branch Banking & Trust (b)	3,100	3,100,000	0.3%
District of Columbia, 0.30%, AARP Foundation Project, Series 04, 06/03/10, LOC: Bank of America, N.A. (b)	1,100	1,100,000	0.1%
Florida - 8.2%
Broward County Educational Facilities Authority, 0.28%, HEB, Nova Southeastern University Project, 06/01/10, LOC: Bank of America, N.A. (b)	14,445	14,445,000	1.3%
Highlands County Health Facilities Authority, 0.25%, HRB, Adventist Health System/Sunbelt Healthcare Project, Series F, 06/03/10, LOC: FHLB (b)	13,000	13,000,000	1.1%
Jacksonville Health Facilities Authority, 0.28%, HRB, Southern Baptist Hospital Project, Series C, 06/01/10, LOC: Bank of America, N.A. (b)	5,000	5,000,000	0.4%
JEA District Energy Systems, 0.27%, Series 04A, 06/03/10, LOC: State Street Bank & Trust Co. (b)	29,520	29,520,000	2.6%
Marion County Industrial Development Authority, 0.27%, HRB, Hospice of Marion County Project, 06/03/10, LOC: Wachovia Bank, N.A. (b)	8,040	8,040,000	0.7%
Palm Beach County, 0.27%, Raymond F. Kravis Center Project, 06/03/10, LOC: Northern Trust Company (b)	3,210	3,210,000	0.3%
Palm Beach County, 0.30%, EFRB, St. Andrew's School Project, 06/03/10, LOC: Bank of America, N.A. (b)	4,300	4,300,000	0.4%
Palm Beach County, 0.33%, Henry Morrison Flagler Project, Series 03, 06/03/10, LOC: Northern Trust Company (b)	5,875	5,875,000	0.5%
Palm Beach County, 0.34%, Norton Gallery Inc. Project, 06/02/10, LOC: Bank of America, N.A. (b)	3,075	3,075,000	0.3%
Palm Beach County, 0.34%, Norton Gallery Inc. Project, 06/02/10, LOC: Northern Trust Company (b)	3,385	3,385,000	0.3%
Sarasota County, 0.37%, EFRB, Sarasota Military Academy Project, Series 08, 06/03/10, LOC: Wachovia Bank, N.A. (b)	2,875	2,875,000	0.3%
Georgia - 1.3%
Coweta County Residential Care for the Elderly Authority, 0.27%, HRB, Wesley Woods of Newnan-Peachtree Inc. Project, Series 05, 06/02/10, LOC: Branch Banking & Trust (b)	3,480	3,480,000	0.3%
Fulton County Residential Care for the Elderly Authority, 0.28%, HRB, First Mortgage Lenbrook Project, Series C, 06/02/10, LOC: Bank of Scotland (b)	8,405	8,405,000	0.7%
Richmond County Development Authority, 0.25%, HEB, MCG Health Inc. Project, Series 08A, 06/02/10, LOC: UBS AG (b)	3,000	3,000,000	0.3%
Idaho - 0.6%
Idaho Health Facilities Authority, 0.27%, HRB, St. Luke's Health System Project, Series 09A, 06/02/10, LOC: Wells Fargo Bank, N.A. (b)	2,000	2,000,000	0.2%
Idaho Housing & Finance Association, 0.26%, HEB, The College of Idaho Project, Series 08, 06/03/10, LOC: U.S. Bank, N.A. (b)	4,950	4,950,000	0.4%
Illinois - 7.1%
Chicago Board of Education, 0.30%, Series 09A-2, 06/03/10, LOC: Northern Trust Company (b)	3,235	3,235,000	0.3%
Chicago Wastewater, 0.28%, Series C-3, 06/01/10, LOC: Northern Trust Company (b)	4,500	4,500,000	0.4%
Chicago Water Revenue, 0.26%, Series 04-3, 06/03/10, LOC: State Street Bank & Trust Co. (b)	3,200	3,200,000	0.3%
Illinois Educational Facilities Authority, 0.30%, HEB, Elmhurst College Project, Series 03, 06/02/10, LOC: Bank One, N.A. (b)	1,600	1,600,000	0.1%
Illinois Finance Authority, 0.18%, Chicago Symphony Orchestra Project, Series 94, 06/02/10, LOC: Northern Trust Company (b)	18,700	18,700,000	1.6%
Illinois Finance Authority, 0.20%, HRB, Southern Illinois Healthcare Project, 06/02/10, LOC: Bank of Nova Scotia (b)	4,545	4,545,000	0.4%
Illinois Finance Authority, 0.21%, EFRB, Francis W. Parker School Project, Series 99, 06/02/10, LOC: Harris Trust and Savings Bank and Northern Trust Company (b)	4,850	4,850,000	0.4%
Illinois Finance Authority, 0.21%, HRB, Rush University Medical Center Project, Series A, 06/03/10, LOC: Northern Trust Company (b)	3,600	3,600,000	0.3%
Illinois Finance Authority, 0.22%, HEB, Illinois Wesleyan University Project, 06/03/10, LOC: Northern Trust Company (b)	4,705	4,705,000	0.4%
Illinois Finance Authority, 0.26%, HRB, Carle Foundation Project, Series 09B, 06/03/10, LOC: Northern Trust Company (b)	1,875	1,875,000	0.2%
Illinois Finance Authority, 0.26%, HRB, Northwest Community Hospital Project, Series C, 06/03/10, LOC: Wells Fargo Bank, N.A. (b)	5,695	5,695,000	0.5%
Illinois Finance Authority, 0.27%, HRB, Elmhurst Memorial Healthcare Project, Series 08D, 06/02/10, LOC: Northern Trust Company (b)	4,000	4,000,000	0.4%
Illinois Finance Authority, 0.32%, IDRB, Window to the World Communications Inc. Project, Series 00, 06/02/10, LOC: Bank of America, N.A. (b)	1,000	1,000,000	0.1%
Illinois Finance Authority, 0.33%, EFRB, Lake Forest Country Day School Project, Series 05, 06/02/10, LOC: Northern Trust Company (b)	3,000	3,000,000	0.3%
Illinois Finance Authority, 0.33%, EFRB, North Shore Country Day School Project, Series 03, 06/02/10, LOC: Northern Trust Company (b)	7,200	7,200,000	0.6%
Illinois Finance Authority, 0.38%, Joan W. and Irving B. Harris Theater for Music and Dance Project, Series 05, 06/02/10, LOC: Bank of America, N.A. (b)	2,000	2,000,000	0.2%
Illinois Finance Authority, 0.42%, Uniform Law Foundation Project, Series 07, 06/03/10, LOC: LaSalle Bank, N.A. (b)	2,740	2,740,000	0.2%
University of Illinois, 0.30%, HEB, UIC South Campus Project, 06/02/10, LOC: J.P. Morgan Chase Bank (b)	4,245	4,245,000	0.4%
Indiana - 3.2%
Indiana Development Finance Authority, 0.30%, Eiteljorg Museum Project, Series 04, 06/02/10, LOC: Bank One, N.A. (b)	2,000	2,000,000	0.2%
Indiana Educational Facilities Authority, 0.29%, HEB, Earlham College Project, Series 04E, 06/03/10, LOC: U.S. Bank, N.A. (b)	4,200	4,200,000	0.4%
Indiana Educational Facilities Authority, 0.29%, HEB, Hanover College Project, Series B, 06/03/10, LOC: Bank One, N.A. (b)	2,700	2,700,000	0.2%
Indiana Finance Authority, 0.25%, HRB, Sisters of St. Francis Health Services, Inc. Project, Series J, 06/03/10, LOC: Wells Fargo Bank, N.A. (b)	3,500	3,500,000	0.3%
Indiana Finance Authority, 0.27%, HRB, Sisters of St. Francis Health Services, Inc. Project, Series I, 06/02/10, LOC: Wells Fargo Bank, N.A. (b)	3,585	3,585,000	0.3%
Indiana Health & Educational Facilities Financing Authority, 0.25%, HRB, Clarian Health Partners Project, Series C, 06/02/10, LOC: Branch Banking & Trust (b)	6,225	6,225,000	0.6%
Marion, 0.30%, HEB, Wesleyan University Project, Series 06, 06/03/10, LOC: Bank of America, N.A. (b)	14,000	14,000,000	1.2%
Kansas - 0.4%
Olathe, 0.38%, HRB, Cedar Lake Village Inc. Project, Series 04, 06/03/10, LOC: Bank of America, N.A. (b)	4,740	4,740,000	0.4%
Kentucky - 1.2%
Kentucky Economic Development Finance Authority, 0.25%, Baptist Healthcare System Project, Series B-1, 06/01/10, LOC: J.P. Morgan Chase Bank (b)	5,000	5,000,000	0.4%
Middletown, 0.30%, EFRB, Christian Academy of Louisville Project, Series 04, 06/03/10, LOC: J.P. Morgan Chase Bank (b)	9,290	9,290,000	0.8%
Trimble County Association of Counties Leasing Trust, 0.28%, Series A, 06/01/10, LOC: U.S. Bank, N.A. (b)	385	385,000	0.0%
Louisiana - 4.3%
Ascension Parish Industrial Development Board, 0.26%, 06/02/10, LOC: FHLB (b)	17,000	17,000,000	1.5%
Louisiana, GO, 0.25%, Series 08A, 06/02/10, LOC: BNP Paribas (b)	11,570	11,570,000	1.0%
Louisiana Offshore Terminal Authority, 0.30%, Transportation Revenue Bond, Deep Water Port Refunding Loop LLC Project, Series 03B, 06/02/10, LOC: Bank One, N.A. (b)	20,600	20,600,000	1.8%
Maine - 0.5%
Maine Finance Authority, 0.31%, Jackson Laboratory Project, Series 02, 06/03/10, LOC: Bank of America, N.A. (b)	5,070	5,070,000	0.5%
Maryland - 3.8%
Maryland Health & Higher Educational Facilities Authority, 0.18%, HEB, Johns Hopkins University Project, Series 08B, 06/02/10 (b)	7,480	7,480,000	0.7%
Maryland Health & Higher Educational Facilities Authority, 0.25%, HRB, University of Maryland Medical System Project, Series A, 06/03/10, LOC: Wachovia Bank, N.A. (b)	25,805	25,805,000	2.3%
Montgomery County, 0.30%, EFRB, Georgetown Preparatory School Project, Series 05, 06/03/10, LOC: Bank of America, N.A. (b)	9,210	9,210,000	0.8%
Massachusetts - 2.9%
Massachusetts, GO, 0.32%, Central Artery Project, Series 00A, 06/01/10, BPA: Landesbank Baden Wurttemberg (b)	7,595	7,595,000	0.7%
Massachusetts Health & Educational Facilities Authority, 0.13%, HEB, Harvard University Project, Series 00Y, 06/03/10 (b)	25,000	25,000,000	2.2%
Michigan - 1.5%
Kent Hospital Finance Authority, 0.25%, HRB, Spectrum Health System Project, Series C, 06/02/10, LOC: Bank of New York (b)	7,200	7,200,000	0.6%
Michigan Higher Education Facilities Authority, 0.24%, HEB, Albion College Project, Series 06, 06/03/10, LOC: J.P. Morgan Chase Bank (b)	10,200	10,200,000	0.9%
Minnesota - 0.5%
Minneapolis, 0.24%, HRB, Fairview Health Services Project, Series D, 06/02/10, LOC: Wells Fargo Bank, N.A. (b)	2,300	2,300,000	0.2%
Robbinsdale, 0.24%, HRB, North Memorial Health Care Project, Series A-3, 06/03/10, LOC: Wells Fargo Bank, N.A. (b)	3,000	3,000,000	0.3%
Mississippi - 3.4%
Jackson County, 0.23%, IDRB, Chevron USA Inc. Project, Series 93, 06/01/10 (b)	27,600	27,600,000	2.4%
Mississippi Business Finance Corporation, 0.22%, IDRB, Chevron USA Inc. Project, Series E, 06/01/10 (b)	7,200	7,200,000	0.6%
Mississippi Business Finance Corporation, 0.27%, IDRB, D'Iberville Promenade Shopping Center Project, 06/03/10, LOC: Wachovia Bank, N.A. (b)	4,800	4,800,000	0.4%
Missouri - 1.8%
Missouri Health & Educational Facilities Authority, 0.26%, HRB, Lutheran Senior Services Project, Series 00, 06/02/10, LOC: U.S. Bank, N.A. (b)	5,435	5,435,000	0.5%
Missouri Health & Educational Facilities Authority, 0.31%, HRB, Deaconess Long Term Care Project, Series A, 06/03/10, LOC: Bank One, N.A. (b)	5,100	5,100,000	0.5%
Missouri Highways & Transportation Commission, 0.27%, Transportation Revenue Bond, Series 05B-1, 06/02/10, LOC: State Street Bank & Trust Co. (b)	3,775	3,775,000	0.3%
St. Joseph Industrial Development Authority, 0.25%, HRB, Heartland Regional Medical Center Project, Series A, 06/02/10, LOC: U.S. Bank, N.A. (b)	6,000	6,000,000	0.5%
New Jersey - 0.8%
New Jersey Turnpike Authority, 0.23%, Transportation Revenue Bond, Series 09D, 06/03/10, LOC: Scotia Bank (b)	9,500	9,500,000	0.8%
New Mexico - 2.2%
Farmington, 0.29%, HRB, San Juan Regional Medical Center Project, Series 04B, 06/03/10, LOC: Bank of Nova Scotia (b)	9,500	9,500,000	0.8%
New Mexico Finance Authority, 0.25%, Subordinate Lien Revenue Bonds, Series B-1, 06/03/10, LOC: State Street Bank & Trust Co. (b)	16,435	16,435,000	1.4%
New York - 13.6%
Long Island Power Authority, 0.27%, Series 98 3-B, 06/01/10, LOC: Westdeutsche Landesbank (b)	24,000	24,000,000	2.1%
Metropolitan Transportation Authority, 0.26%, Transportation Revenue Bond, Series B-1, 06/03/10, LOC: Scotia Bank (b)	10,045	10,045,000	0.9%
Nassau Health Care Corporation, 0.23%, HRB, Series B-2, 06/03/10, LOC: TD Bank, N.A. (b)	5,720	5,720,000	0.5%
New York City Housing Development Corporation, 0.26%, MFHRB, Queens College Project, Series A, 06/03/10, LOC: FHLB (b)	13,000	13,000,000	1.1%
New York City Housing Development Corporation, 0.36%, MFHRB, The Crest Project, Series A, 06/02/10, LOC: Landesbank Hessen-Thueringen (b)	1,200	1,200,000	0.1%
New York City Industrial Development Agency, 0.28%, FC Hanson Office Associates Project, 06/03/10, LOC: Lloyds TSB Bank (b)	7,800	7,800,000	0.7%
New York City Transitional Finance Authority, 0.28%, Recovery Bonds, Series 03 1-D, 06/01/10, BPA: Landesbank Hessen-Thueringen (b)	4,520	4,520,000	0.4%
New York City Transitional Finance Authority, 0.28%, Series B, 06/01/10, BPA: Landesbank Baden Wurttemberg (b)	33,800	33,800,000	3.0%
New York City Transitional Finance Authority, 0.28%, Series C-2, 06/01/10, BPA: Landesbank Hessen-Thueringen (b)	5,700	5,700,000	0.5%
New York City Trust for Cultural Resources, 0.14%, Lincoln Center for the Performing Arts, Inc. Project, Series 08B-1, 06/02/10, LOC: U.S. Bank, N.A. (b)	3,750	3,750,000	0.3%
New York Dormitory Authority, 0.34%, HEB, Court Facilities Lease Project, Series B, 06/02/10, LOC: Bayerische Landesbank (b)	3,700	3,700,000	0.3%
New York Housing Finance Agency, 0.26%, MFHRB, Series A, 06/02/10, LOC: Bank of New York (b)	18,100	18,100,000	1.6%
Triborough Bridge & Tunnel Authority, 0.24%, Transportation Revenue Bond, Series B, 06/02/10, LOC: State Street Bank & Trust Co. (b)	12,720	12,720,000	1.1%
Triborough Bridge & Tunnel Authority, 0.28%, Transportation Revenue Bond, Series 05B-4, 06/03/10, BPA: Landesbank Baden Wurttemberg (b)	11,425	11,425,000	1.0%
North Carolina - 5.9%
North Carolina, GO, 0.26%, Series C, 06/02/10, BPA: Bayerische Landesbank (b)	16,795	16,795,000	1.5%
North Carolina, GO, 0.28%, Public Improvement Project, Series 02E, 06/02/10, BPA: Landesbank Hessen-Thueringen (b)	7,305	7,305,000	0.6%
North Carolina Capital Facilities Finance Agency, 0.37%, HEB, Elon University Project, Series 01C, 06/02/10, LOC: Bank of America, N.A. (b)	4,355	4,355,000	0.4%
North Carolina Educational Facilities Finance Agency, 0.27%, EFRB, Ravenscroft School Project, Series 00, 06/03/10, LOC: Wachovia Bank, N.A. (b)	5,900	5,900,000	0.5%
North Carolina Medical Care Commission, 0.27%, HEB, Wake Forest University Project, Series B, 06/03/10, LOC: Branch Banking & Trust (b)	15,830	15,830,000	1.4%
North Carolina Medical Care Commission, 0.27%, HRB, University Health Systems of Eastern Carolina Project, Series B-2, 06/02/10, LOC: Branch Banking & Trust (b)	5,180	5,180,000	0.5%
North Carolina Medical Care Commission, 0.28%, HRB, Randolph Hospital Inc. Project, 06/01/10, LOC: Bank of America, N.A. (b)	6,510	6,510,000	0.6%
North Carolina Ports Authority, 0.29%, Transportation Revenue Bond, Series 08, 06/03/10, LOC: Branch Banking & Trust (b)	5,000	5,000,000	0.4%
Ohio - 1.4%
Cleveland, 0.21%, Series 09R, 06/03/10, LOC: BNP Paribas (b)	3,000	3,000,000	0.3%
Cleveland, 0.28%, Airport Facilities Revenue Bond, Series 08D, 06/03/10, LOC: U.S. Bank, N.A. (b)	3,650	3,650,000	0.3%
Columbus, 0.25%, Series 08B, 06/03/10 (b)	6,530	6,530,000	0.6%
Salem, 0.27%, HRB, Salem Community Hospital Project, Series 05, 06/03/10, LOC: J.P. Morgan Chase Bank (b)	2,270	2,270,000	0.2%
Oklahoma - 0.4%
University Hospitals Trust, 0.30%, HRB, Series A, 06/02/10, LOC: Bank of America, N.A. (b)	5,000	5,000,000	0.4%
Oregon - 1.8%
Clackamas County Hospital Facility Authority, 0.26%, HRB, Legacy Health System Project, Series C, 06/02/10, LOC: U.S. Bank, N.A. (b)	4,700	4,700,000	0.4%
Oregon Facilities Authority, 0.24%, HRB, PeaceHealth Project, Series 08B, 06/03/10, LOC: U.S. Bank, N.A. (b)	2,800	2,800,000	0.3%
Oregon Facilities Authority, 0.24%, HRB, PeaceHealth Project, Series 08C, 06/03/10, LOC: Wells Fargo Bank, N.A. (b)	5,000	5,000,000	0.4%
Oregon Facilities Authority, 0.24%, HRB, PeaceHealth Project, Series 08D, 06/03/10, LOC: Wells Fargo Bank, N.A. (b)	4,400	4,400,000	0.4%
Oregon Health Housing Educational & Cultural Facilities Authority, 0.25%, HRB, Sacred Heart Medical Center Project, Series 98A, 06/03/10, LOC: U.S. Bank, N.A. (b)	3,880	3,880,000	0.3%
Pennsylvania - 3.1%
Lower Merion School District, 0.26%, Series 09B, 06/03/10, LOC: U.S. Bank, N.A. (b)	2,485	2,485,000	0.2%
Moon Industrial Development Authority, 0.32%, HRB, Providence Point Project, Series 07, 06/03/10, LOC: Bank of Scotland (b)	30,470	30,470,000	2.7%
Ridley School District, 0.28%, Series 09, 06/03/10, LOC: TD Bank, N.A. (b)	1,945	1,945,000	0.2%
Rhode Island - 1.5%
Rhode Island Health & Educational Building Corporation, 0.29%, HEB, Bryant University Project, 06/02/10, LOC: TD Bank, N.A. (b)	9,900	9,900,000	0.9%
Rhode Island Health & Educational Building Corporation, 0.42%, HRB, Thundermist Health Center Project, Series 04, 06/02/10, LOC: Bank of America, N.A. (b)	3,075	3,075,000	0.3%
Rhode Island Industrial Facilities Corporation, 0.21%, IDRB, ExxonMobil Corporation Project, 06/01/10 (b)	3,600	3,600,000	0.3%
South Carolina - 0.6%
South Carolina Educational Facilities Authority, 0.37%, HEB, Coker College Project, 06/03/10, LOC: Wachovia Bank, N.A. (b)	7,040	7,040,000	0.6%
Tennessee - 3.0%
Blount County Public Building Authority, 0.29%, Public Improvement Project, Series E5-B, 06/02/10, LOC: Branch Banking & Trust (b)	31,210	31,210,000	2.7%
Blount County Public Building Authority, 0.29%, Public Improvement Project, Series E8-A, 06/02/10, LOC: Branch Banking & Trust (b)	3,050	3,050,000	0.3%
Texas - 5.1%
Houston Higher Education Finance Corporation, 0.24%, HEB, Rice University Project, Series A, 06/01/10 (b)	300	300,000	0.0%
Houston Higher Education Finance Corporation, 0.28%, HEB, Rice University Project, Series B, 06/01/10 (b)	1,900	1,900,000	0.2%
Univeristy of Texas Permanent University Fund, 0.20%, HEB, Series 08A, 06/03/10 (b)	18,500	18,500,000	1.6%
Univeristy of Texas Permanent University Fund, 0.22%, HEB, Series 08A, 06/03/10 (b)	6,000	6,000,000	0.5%
University of Texas, 0.20%, HEB, Series B, 06/03/10 (b)	32,165	32,165,000	2.8%
Virginia - 4.8%
Albermarle County Economic Development Authority, 0.28%, HRB, Martha Jefferson Hospital Project, Series B, 06/03/10, LOC: Branch Banking & Trust (b)	6,000	6,000,000	0.5%
Chesapeake Hospital Authority, 0.26%, HRB, Chesapeake General Hospital Project, Series A, 06/02/10, LOC: FHLB (b)	15,000	15,000,000	1.3%
Henrico County Economic Development Authority, 0.29%, HRB, Westminster Canterbury Project, Series B, 06/03/10, LOC: Branch Banking & Trust (b)	2,660	2,660,000	0.2%
Loudoun County Industrial Development Authority, 0.23%, Howard Hughes Medical Institution Project, Series 03E, 06/02/10 (b)	24,700	24,700,000	2.2%
Newport News Industrial Development Authority, 0.27%, HEB, Christopher Newport University Project, 06/03/10, LOC: Wachovia Bank, N.A. (b)	3,910	3,910,000	0.3%
Norfolk Redevelopment & Housing Authority, 0.30%, HEB, E2F Student Housing I, LLC Project, 06/03/10, LOC: Bank of America, N.A. (b)	2,485	2,485,000	0.2%
Prince William County, 0.27%, Series B, 06/02/10, LOC: Wachovia Bank, N.A. (b)	590	590,000	0.1%
Washington - 2.0%
King County, 0.25%, Series 01A, 06/02/10, LOC: Landesbank Hessen-Thueringen (b)	2,100	2,100,000	0.2%
Washington Economic Development Finance Authority, 0.27%, IDRB, Seadrunar Recycling Project, Series 00E, 06/03/10, LOC: U.S. Bank, N.A. (b)	1,695	1,695,000	0.2%
Washington Health Care Facilities Authority, 0.26%, HRB, Swedish Health Services Project, Series B, 06/02/10, LOC: U.S. Bank, N.A. (b)	4,000	4,000,000	0.4%
Washington Housing Finance Commission, 0.27%, EFRB, Villa Academy Project, Series 07, 06/03/10, LOC: U.S. Bank, N.A. (b)	6,970	6,970,000	0.6%
Washington Housing Finance Commission, 0.27%, MFHRB, Washington Terrace Project, 06/03/10, LOC: FNMA (b)	3,750	3,750,000	0.3%
Washington Housing Finance Commission, 0.28%, MFHRB, Cambridge Apartments Project, 06/03/10, LOC: FNMA (b)	3,900	3,900,000	0.3%
West Virginia - 0.8%
West Virginia Hospital Finance Authority, 0.25%, HRB, Charleston Area Medical Center Project, Series 08A, 06/02/10, LOC: Branch Banking & Trust (b)	8,500	8,500,000	0.8%
Wisconsin - 2.6%
University of Wisconsin Hospitals & Clinics Authority, 0.25%, HRB, Series 09A, 06/03/10, LOC: U.S. Bank, N.A. (b)	4,870	4,870,000	0.5%
University of Wisconsin Hospitals & Clinics Authority, 0.25%, HRB, Series B, 06/03/10, LOC: U.S. Bank, N.A. (b)	2,420	2,420,000	0.2%
Wisconsin Center District, 0.30%, Series 01A, 06/02/10, LOC: U.S. Bank, N.A. (b)	10,100	10,100,000	0.9%
Wisconsin Health & Educational Facilities Authority, 0.28%, HRB, Wheaton Franciscan Healthcare Project, 06/02/10, LOC: J.P. Morgan Chase Bank (b)	10,800	10,800,000	1.0%
Total notes, bonds & variable rate demand notes (cost $1,135,707,000)		1,135,707,000	99.8%

Total investment portfolio (cost $1,135,707,000) (c)		1,135,707,000	99.8%
Other assets and liabilities, net		1,684,623	0.2%
Net assets		$ 1,137,391,623	100.0%

(a) Earlier of the maturity date or the put date. (b) Floating rate notes are securities that generally are payable on demand within seven calendar days. Put bonds are securities that can be put back to the issuer or remarketer either at the option of the holder, at a specified date, or within a specified time period known at the time of purchase. For these securities, the demand period and the remaining period to put date, respectively, are used when calculating the weighted average maturity of the portfolio. (c) The aggregate identified cost for federal income tax is the same.

BPA - Bond Purchase Agreement
EFRB - Educational Facilities Revenue Bond
FHLB - Federal Home Loan Bank
FNMA - Federal National Mortgage Association
GO - General Obligation
HEB - Higher Education Bond
HRB - Hospital Revenue Bond
IDRB - Industrial Development Revenue Bond
LOC - Credit enhancement provided by letter of credit issued by noted institution
MFHRB - Multi-Family Housing Revenue Bond

NOTE 1 | Organization and Investment Objective Eagle Cash Trust (the “Trust”) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company consisting of two separate investment portfolios, the Money Market Fund and the Municipal Money Market Fund.

●	The Money Market Fund seeks to achieve maximum current income consistent with stability of principal.

●	The Municipal Money Market Fund seeks to achieve maximum current income exempt from federal income tax consistent with stability of principal.

The Eagle Family of Funds consists of the Trust in addition to other investment companies advised by the Eagle Asset Management, Inc. (the “Manager”): Eagle Capital Appreciation Fund, Eagle Growth & Income Fund and Eagle Series Trust. Members of the Boards of Trustees (the “Board”) for the Trust may serve as Trustees for one or more of the funds in the Eagle Family of Funds.

Class offerings The Trust offers Class A shares to the public. In addition, the Money Market Fund offers Class C shares to the public. No class of shares is subject to front end sales charges, but when redeemed, may be subject to a contingent deferred sales charge if they were acquired through an exchange within the Eagle Family of Funds.

NOTE 2 | Significant Accounting Policies
Use of estimates The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates and those differences could be material.

Valuation of securities The Trust uses the amortized cost method of security valuation (as set forth in Rule 2a-7 under the Investment Company Act of 1940, as amended). The amortized cost of an instrument is determined by valuing it at cost at the time of purchase and thereafter accreting/amortizing any purchase discount/premium at a constant rate until maturity. Amortized cost approximates market value.

The Trust utilizes a three level hierarchy of inputs to establish a classification of fair value measurements.  The three levels are defined below:

Level 1 –	Valuations based on quoted prices for identical securities in active markets;
Level 2 –	Valuations based on inputs other than quoted prices that are observable, either directly or indirectly, including inputs in markets that are not considered active; and
Level 3 –	Valuations based on inputs that are unobservable and significant to the fair value measurement.

At May 31, 2010, all of the Trust’s investments were classified as Level 2.

Repurchase agreements (applies to the Money Market Fund only) The Money Market Fund enters into repurchase agreements whereby the fund, through its custodian or another qualified custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount of at least 100% of the resale price. Repurchase agreements involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the fund will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Revenue recognition Investment security transactions are accounted for on a trade date basis. Interest income is recorded on an accrual basis.

Expenses The Trust is charged for those expenses that are directly attributable to it, while other expenses are allocated proportionately among the Eagle Family of Funds based upon methods approved by the Board. In the Money Market Fund, expenses that are directly attributable to a specific class of shares, such as distribution fees, are charged directly to that class. Other expenses of the Money Market Fund are allocated to each class of shares based upon their relative percentage of net assets.

Class allocations (applies to the Money Market Fund only) Each class of shares has equal rights to earnings and assets. Income, expenses (other than expenses attributable to a specific class), and realized and/or unrealized gains or losses on investments are allocated to each class of shares based on its relative percentage of net assets.

Distribution of income and gains Distributions of net investment income and net realized gains available for distribution are declared daily and paid monthly. The Trust uses the identified cost method for determining realized gain or loss on investments for both financial and federal income tax reporting purposes.

Other In the normal course of business the Trust enters into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

NOTE 2 | Subsequent events On February 12, 2010, the Board approved calling a shareholder meeting to consider approving a plan (“Plan”) to liquidate and terminate the Money Market Fund and the Municipal Money Market Fund (the “Funds”). The Board approved the Plan, subject to shareholder approval, upon recommendation of Eagle. Eagle recommends liquidating and terminating the Funds based on anticipated shareholder redemptions which would reduce each Fund’s size and economies of scale. Eagle does not believe that it can continue to conduct the business and operations of the Funds in an economically efficient manner upon the anticipated redemptions, and that the expense ratio of the Funds would no longer be competitive. As such, the Board concluded that it would be in the best interests of the Funds and their shareholders to liquidate and terminate the Funds. Eagle will continue to cap its investment advisory fee and/or reimburse certain of each Fund’s expenses to the extent necessary to maintain a positive yield.

The Funds have called a shareholder meeting on August 12, 2010, subject to adjournment, in order to seek approval of the Plan. Shareholders on the close of business on July 13, 2010 are eligible to vote.  If each Fund’s shareholders approve the Plan, the Funds are expected to be liquidated on or about August 26, 2010 (“Liquidation Date”) and will distribute cash pro rata to all remaining shareholders who have not previously redeemed all of their shares. Eagle anticipates that these liquidations will occur at $1.00 per share net asset value. Once these liquidations are complete, the Funds will terminate. Shareholders may redeem their shares of the Funds at any time prior to the Liquidation Date. No sales charges, redemption or termination fees will be imposed in connection with a redemption on the Liquidation Date. Please consult your tax advisor to discuss the Funds’ liquidation and determine its tax consequences.

In anticipation of the plan, effective June 1, 2010, each Fund’s checkwriting feature was discontinued and the Funds will no longer accept or process share drafts written against the Funds. In addition, effective July 9, 2010, purchases are no longer accepted into the Funds and any automated transfer plans, whether for investment or redemption, have been canceled.

The Manager has evaluated subsequent events through July 19, 2010, the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Funds’ financial statements.

Item 2. Controls and Procedures

(a)
Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), the Principal Executive Officer and Principal Financial Officer of Eagle Cash Trust have concluded that such disclosure controls and procedures are effective as of a date within 90 days of the filing date of this Form N-Q.

(b)
There was no change in the internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 of Eagle Cash Trust that occurred during the most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, its internal controls over financial reporting.

Item 3. Exhibits

(a)	Certifications of the Principal Executive Officer and Principal Financial Officer of Eagle Cash Trust as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EAGLE CASH TRUST

Date: July 26, 2010	/s/ J. Cooper Abbott
J. Cooper Abbott
Principal Executive Officer

Pursuant to the requirement of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

EAGLE CASH TRUST

Date: July 26, 2010	/s/ J. Cooper Abbott
J. Cooper Abbott
Principal Executive Officer

Date: July 26, 2010	/s/ M. Lisa Crater
M. Lisa Crater
Principal Financial Officer